Other operating income (Tables)	12 Months Ended
Mar. 31, 2025
Disclosure of Other Operating Income [Abstract]
Summary of Other operating income

	For the year ended March 31,
	2023	2024	2025	2025
	(INR)	(INR)	(INR)	(USD)
Income from sale of emission reduction certificates	1,045	580	424	4
Others	60	49	26	0
Total	1,105	629	450	4